UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Total Return Bond Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.0%

	CONVERTIBLE PREFERRED SECURITIES – 0.6%

	Banks – 0.6%

75	Bank of America Corporation	7.250%		BB+	$85,350
	Total Convertible Preferred Securities (cost $63,225)				85,350

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 36.4%

	Air Freight & Logistics – 0.1%

$10	XPO Logistics, Inc., 144A	6.500%	6/15/22	B2	$9,713

	Auto Components – 0.3%

45	American & Axle Manufacturing Inc.	6.625%	10/15/22	BB–	46,688

	Automobiles – 0.2%

30	General Motors Financial Company Inc.	4.250%	5/15/23	BBB–	30,179

	Banks – 6.9%

100	Bank of America Corporation	4.200%	8/26/24	A–	101,809

200	Barclays Bank PLC	3.650%	3/16/25	A	187,531

45	CIT Group Inc.	5.000%	8/01/23	BB+	45,225

50	Citigroup Inc.	4.500%	1/14/22	A	54,766

30	Citigroup Inc.	6.125%	8/25/36	A–	33,649

25	HSBC Holdings PLC	6.800%	6/01/38	A+	30,251

45	JPMorgan Chase & Company	6.400%	5/15/38	A+	59,786

35	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	35,859

200	Santander UK PLC, 144A	5.000%	11/07/23	A–	202,981

200	Societe Generale, 144A	5.000%	1/17/24	A–	204,337
	Total Banks				956,194

	Building Products – 0.4%

60	Owens Corning Incorporated	4.200%	12/15/22	BBB–	60,822

	Capital Markets – 2.3%

75	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	86,572

85	Goldman Sachs Group, Inc.	3.625%	1/22/23	A	87,696

75	Morgan Stanley	4.000%	7/23/25	A	78,457

70	Morgan Stanley	3.950%	4/23/27	A–	70,109
	Total Capital Markets				322,834

	Chemicals – 1.8%

25	Hexion Inc.	6.625%	4/15/20	B3	20,750

25	Momentive Performance Materials Inc., (4), (5)	8.875%	10/15/20	N/R	—

Nuveen Investments	1

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Chemicals (continued)

$25		Momentive Performance Materials Inc.	3.880%	10/24/21	B	$18,063

200		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	207,960
		Total Chemicals				246,773

		Consumer Finance – 0.6%

75		Discover Financial Services	5.200%	4/27/22	BBB+	80,218

		Containers & Packaging – 0.3%

50	CAD	Cascades Inc., 144A	5.500%	7/15/21	Ba3	36,916

		Diversified Financial Services – 1.5%

200		BNP Paribas	4.250%	10/15/24	A	202,527

		Diversified Telecommunication Services – 0.9%

30		AT&T, Inc.	3.800%	3/15/22	A–	31,630

25		AT&T, Inc.	5.550%	8/15/41	A–	26,802

65		Qwest Corporation	6.750%	12/01/21	BBB–	69,875
		Total Diversified Telecommunication Services				128,307

		Electric Utilities – 1.3%

200		Eskom Holdings Limited, 144A	7.125%	2/11/25	BB+	184,724

		Energy Equipment & Services – 1.5%

25		Nabors Industries Inc.	4.625%	9/15/21	BBB–	21,222

200		Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	189,519
		Total Energy Equipment & Services				210,741

		Food & Staples Retailing – 0.3%

40		Sysco Corporation, (WI/DD)	3.300%	7/15/26	A3	40,469

		Health Care Equipment & Supplies – 0.9%

100	EUR	Ephios Bondco PLC, 144A	6.250%	7/01/22	B+	120,314

		Household Durables – 0.3%

50		Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	47,750

		Household Products – 0.7%

100		Kimberly-Clark de Mexico, S.A.B. de C.V, 144A	3.250%	3/12/25	A	99,611

		Independent Power & Renewable Electricity Producers – 0.1%

15		GenOn Energy Inc.	9.500%	10/15/18	B–	10,950

		Industrial Conglomerates – 1.5%

200		Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	210,000

		Insurance – 1.2%

50		Genworth Holdings Inc.	4.800%	2/15/24	Ba3	36,625

30		Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	32,672

100		Symetra Financial Corporation	4.250%	7/15/24	Baa1	101,839
		Total Insurance				171,136

2	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Machinery – 1.1%

$55		Eaton Corporation	4.150%	11/01/42	A–	$55,230

50		Ingersoll Rand	5.750%	6/15/43	BBB	59,574

40		Terex Corporation	6.000%	5/15/21	BB	38,700
		Total Machinery				153,504

		Media – 1.2%

70		21st Century Fox America Inc.	6.650%	11/15/37	BBB+	87,179

20		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	18,650

45		SES SA, 144A	3.600%	4/04/23	BBB	44,039

25	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	19,289
		Total Media				169,157

		Metals & Mining – 1.6%

20		Alcoa Inc.	5.400%	4/15/21	BBB–	20,319

30		Allegheny Technologies Inc.	7.625%	8/15/23	B+	24,975

25		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	20,875

55		ArcelorMittal	7.250%	2/25/22	BB+	54,423

35		Century Aluminum Company, 144A	7.500%	6/01/21	BB–	25,900

25		First Quantum Minerals Limited, 144A	6.750%	2/15/20	B	17,125

30		Teck Resources Limited	3.750%	2/01/23	B+	19,781

25		Vale Overseas Limited	6.875%	11/10/39	BBB	19,515

25		Yamana Gold Inc.	4.950%	7/15/24	Baa3	21,125
		Total Metals & Mining				224,038

		Oil, Gas & Consumable Fuels – 2.6%

25		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	24,057

80		Apache Corporation	4.250%	1/15/44	BBB	68,338

150	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB	82,002

25		Calumet Specialty Products	7.625%	1/15/22	B	17,250

5		Concho Resources Inc.	5.500%	10/01/22	BB+	4,913

10		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	8,675

25		Petrobras International Finance Company	5.375%	1/27/21	BB+	20,524

40		Transocean Inc.	4.300%	10/15/22	BB+	22,100

50		Western Refining Inc.	6.250%	4/01/21	B+	44,000

45		Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	41,821

25		YPF Sociedad Anonima, 144A	8.500%	3/23/21	B	25,031
		Total Oil, Gas & Consumable Fuels				358,711

		Paper & Forest Products – 1.0%

25		Domtar Corporation	4.400%	4/01/22	BBB–	25,649

80		Domtar Corporation	6.750%	2/15/44	BBB–	81,416

50		Resolute Forest Products	5.875%	5/15/23	BB–	33,750
		Total Paper & Forest Products				140,815

Nuveen Investments	3

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Personal Products – 0.3%

$30	International Paper Company	8.700%	6/15/38	BBB	$41,858

	Real Estate Investment Trust – 1.3%

45	American Tower Company	5.000%	2/15/24	BBB	49,400

75	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	74,508

50	Vereit Operating Partner	4.600%	2/06/24	BB+	49,750
	Total Real Estate Investment Trust				173,658

	Software – 1.7%

50	Computer Sciences Corporation	4.450%	9/15/22	BBB	51,169

200	SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	188,500
	Total Software				239,669

	Specialty Retail – 0.3%

35	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	34,498

	Transportation Infrastructure – 0.1%

20	Aeropuerto Internacional de Tocumen SA	5.750%	10/09/23	BBB	20,500

	Wireless Telecommunication Services – 2.1%

75	Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	9/30/65	B+	63,749

200	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB	191,925

50	Sprint Corporation	7.250%	9/15/21	B+	38,187
	Total Wireless Telecommunication Services				293,861
	Total Corporate Bonds (cost $5,221,154)				5,067,135

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.7%

	Banks – 3.6%

$200	Barclays PLC	8.250%	N/A (6)	BB+	$199,594

50	Citigroup Inc.	6.250%	N/A (6)	BB+	50,124

200	HSBC Holdings PLC	6.375%	N/A (6)	BBB	185,750

60	JPMorgan Chase & Company	6.750%	N/A (6)	BBB–	65,880
510	Total Banks				501,348

	Capital Markets – 1.7%

40	Goldman Sachs Capital II	4.000%	N/A (6)	Ba1	28,620

200	UBS Group AG, Reg S	7.125%	N/A (6)	BB+	205,807
240	Total Capital Markets				234,427

	Diversified Financial Services – 1.4%

200	BNP Paribas, 144A	7.375%	N/A (6)	BBB–	193,500

	Electric Utilities – 0.7%

100	Electricite de France, 144A	5.250%	N/A (6)	Baa1	91,500

	Insurance – 0.3%

50	Prudential Financial Inc.	5.200%	3/15/44	BBB+	48,197
$1,100	Total $1,000 Par (or similar) Institutional Preferred (cost $1,094,450)				1,068,972

4	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 6.1%

$37		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.340%	4/25/47	Caa1	$40,877

27		Countrywide Home Loans Mortgage, Series 2005-27	5.500%	12/25/35	Caa1	25,371

145		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	157,770

315		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	336,658

235		Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	246,452

40		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.484%	5/25/45	Aaa	40,176
$799		Total Asset-Backed and Mortgage-Backed Securities (cost $838,389)				847,304

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 48.2%

		Australia – 5.2%

600	AUD	Australian Government, Reg S	1.750%	11/21/20	Aaa	$454,318

300	AUD	Australian Government, Reg S	5.750%	5/15/21	Aaa	270,801
		Total Australia				725,119

		Canada – 2.7%

480	CAD	Canadian Government Treasury Bill	0.750%	3/01/21	AAA	370,813

		Colombia – 1.2%

$130		Republic of Colombia	8.125%	5/21/24	BBB	162,240

		Costa Rica – 1.3%

200		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	180,500

		Dominican Republic – 0.7%

100		Dominican Republic, 144A	5.500%	1/27/25	BB–	100,000

		Germany – 11.5%

250	EUR	Deutschland Republic, Reg S	0.500%	2/15/25	Aaa	296,605

400	EUR	Deutschland Republic, Reg S	1.000%	8/15/25	Aaa	493,746

490	EUR	Deutschland Republic, Reg S	2.500%	8/15/46	Aaa	807,898
		Total Germany				1,598,249

		Hungary – 3.6%

115,000	HUF	Republic of Hungary, Government Bond	5.500%	6/24/25	BBB–	505,894

		Indonesia – 1.5%

200		Republic of Indonesia, 144A	4.750%	1/08/26	Baa3	209,821

		Italy – 4.1%

110	EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	3.750%	9/01/24	BBB+	152,160

350	EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	2.000%	12/01/25	BBB+	426,611
		Total Italy				578,771

Nuveen Investments	5

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Mexico – 7.8%

7,400	MXN	Mexico Bonos de DeSarrollo	4.750%	6/14/18	A3	$437,137

3,000	MXN	Mexico Bonos de DeSarrollo	5.000%	12/11/19	A	176,256

2,450	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	165,307

2,975	MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A	199,580

$100		United Mexican States	5.550%	1/21/45	A3	110,750
		Total Mexico				1,089,030

		Poland – 0.6%

250	PLN	Republic of Poland	5.750%	9/23/22	A2	80,656

		Portugal – 3.8%

460	EUR	Portugal Obrigacoes do Tesouro, 144A, Reg S	2.875%	10/15/25	Ba1	527,396

		South Africa – 2.1%

2,500	ZAR	Republic of South Africa	7.250%	1/15/20	BBB+	162,176

1,700	ZAR	Republic of South Africa	10.500%	12/21/26	BBB+	125,693
		Total South Africa				287,869

		Sri Lanka – 1.4%

200		Republic of Sri Lanka, 144A	6.850%	11/03/25	B+	190,646

		Uruguay – 0.7%

100		Republic of Uruguay	5.100%	6/18/50	BBB	93,000
		Total Sovereign Debt (cost $6,910,217)				6,700,004
		Total Long-Term Investments (cost $14,127,435)				13,768,765

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 5.3%

		REPURCHASE AGREEMENTS – 5.3%

$739		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $739,273, collateralized by $695,000 U.S. Treasury Notes, 2.750%, due 11/15/23, value $758,419	0.030%	4/01/16		$739,272
		Total Short-Term Investments (cost $739,272)				739,272
		Total Investments (cost $14,866,707) – 104.3%				14,508,037
		Other Assets Less Liabilities – (4.3)% (7)				(593,840)
		Net Assets – 100%				$13,914,197

6	Nuveen Investments

Investments in Derivatives as of March 31, 2016

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America, N.A.	Hungarian Forint	140,674,000	U.S. Dollar	498,089	5/27/16	$(11,394)
Bank of America, N.A.	Mexican Peso	4,150,000	U.S. Dollar	225,501	4/29/16	(14,144)
Bank of America, N.A.	Polish Zloty	647,000	U.S. Dollar	166,527	5/27/16	(6,738)
Bank of America, N.A.	U.S. Dollar	538,182	Indonesian Rupiah	7,400,000,000	4/11/16	24,470
Bank of America, N.A.	U.S. Dollar	413,650	Malaysian Ringgit	1,600,000	5/04/16	(960)
Bank of America, N.A.	U.S. Dollar	532,870	Mexican Peso	9,500,000	4/29/16	15,714
Bank of America, N.A.	U.S. Dollar	92,719	Polish Zloty	346,000	5/27/16	(61)
Bank of America, N.A.	U.S. Dollar	281,671	Swiss Franc	270,000	4/29/16	(570)
Bank of America, N.A.	U.S. Dollar	359,298	Swiss Franc	350,000	4/29/16	5,093
Citibank, National Association	Euro	127,000	U.S. Dollar	140,484	4/29/16	(4,137)
Citibank, National Association	Euro	866,000	U.S. Dollar	957,875	4/29/16	(28,285)
Citibank, National Association	Singapore Dollar	980,000	U.S. Dollar	703,463	5/09/16	(23,504)
Citibank, National Association	U.S. Dollar	676,381	Swedish Krona	5,700,000	4/25/16	26,260
Deutsche Bank AG	Australian Dollar	693,000	U.S. Dollar	513,422	5/27/16	(16,507)
Deutsche Bank AG	U.S. Dollar	714,637	Australian Dollar	950,000	5/16/16	12,181
Deutsche Bank AG	U.S. Dollar	434,690	Pound Sterling	307,000	5/20/16	6,296
Goldman Sachs Bank USA	Canadian Dollar	741,000	U.S. Dollar	554,662	5/27/16	(15,917)
Goldman Sachs Bank USA	U.S. Dollar	13,092	Canadian Dollar	17,000	5/27/16	(2)
Goldman Sachs Bank USA	U.S. Dollar	53,167	Canadian Dollar	70,000	5/27/16	734
Goldman Sachs Bank USA	U.S. Dollar	342,831	Canadian Dollar	450,000	5/27/16	3,674
Goldman Sachs Bank USA	U.S. Dollar	308,359	Pound Sterling	219,000	5/20/16	6,221
Morgan Stanley Capital Services LLC	Euro	650,000	U.S. Dollar	715,985	5/10/16	(24,446)
Morgan Stanley Capital Services LLC	U.S. Dollar	83,949	South African Rand	1,303,000	5/20/16	3,512
Morgan Stanley Capital Services LLC	U.S. Dollar	339,349	South African Rand	5,100,000	5/20/16	2,978
Nomura International PLC	Japanese Yen	77,700,000	U.S. Dollar	684,889	4/26/16	(5,955)
Nomura International PLC	U.S. Dollar	698,799	Japanese Yen	77,700,000	4/26/16	(7,954)
						$(53,441)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$200,000	Receive	3-Month USD-LIBOR-ICE	2.078%	Semi-Annually	2/19/23	$—	$(10,151)
JPMorgan Chase Bank, N.A.*	1,000,000	Receive	3-Month USD-LIBOR-ICE	2.258	Semi-Annually	9/02/25	(4,928)	(59,747)
	$1,200,000						$(4,928)	$(69,898)
*	Citigroup Global Markets, Inc. is the clearing broker for this transaction.

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (8)	Current Credit Spread (9)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.*	MARKIT ITRX EUR XOVER	Buy	0.321%	$150,000	5.000%	12/20/20	$12,882	$667
*	Intercontinental Exchange, Inc. is the clearing broker for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(9)	6/16	$(1,090,477)	$(1,969)	$(369)

Nuveen Investments	7

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Convertible Preferred Securities	$85,350	$—	$—		$85,350
Corporate Bonds	—	5,067,135	—	*	5,067,135
$1,000 Par (or similar) Institutional Preferred	—	1,068,972	—		1,068,972
Asset-Backed and Mortgage-Backed Securities	—	847,304	—		847,304
Sovereign Debt	—	6,700,004	—		6,700,004
Short-Term Investments:
Repurchase Agreements	—	739,272	—		739,272
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(53,441)	—		(53,441)
Interest Rate Swaps**	—	(69,898)	—		(69,898)
Credit Default Swaps**	—	667	—		667
Futures Contracts**	(369)	—	—		(369)
Total	$84,981	$14,300,015	$—	*	$14,384,996
*	Value equals zero as of end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $14,871,257.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$459,096
Depreciation	(822,316)
Net unrealized appreciation (depreciation) of investments	$(363,220)

8	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(8)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(9)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

HUF	Hungarian Forint

MXN	Mexican Peso

PLN	Polish Zloty

ZAR	South African Rand

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

Nuveen Investments	9

Nuveen U.S. Infrastructure Bond Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.1%

	CORPORATE BONDS – 31.9%

	Commercial Services & Supplies – 1.9%

$60	ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$61,194

50	Casella Waste Systems Inc.	7.750%	2/15/19	B	50,719

50	Covanta Holding Corporation	5.875%	3/01/24	Ba3	48,500
160	Total Commercial Services & Supplies				160,413

	Construction & Engineering – 0.6%

50	AECOM Technology Corporation	5.875%	10/15/24	BB–	51,750

	Diversified Telecommunication Services – 2.1%

75	CyrusOne LP Finance	6.375%	11/15/22	B+	77,813

75	Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB–	76,500

25	SBA Communications Corporation	4.875%	7/15/22	B	25,313
175	Total Diversified Telecommunication Services				179,626

	Electric Utilities – 3.9%

65	Exelon Generation Co. LLC	4.250%	6/15/22	BBB	68,171

95	Mississippi Power Company	4.250%	3/15/42	A–	75,843

40	Northern States Power Company	2.600%	5/15/23	Aa3	40,765

70	PPL Capital Funding Inc.	3.500%	12/01/22	BBB+	72,661

70	Progress Energy, Inc.	3.150%	4/01/22	BBB+	70,978
340	Total Electric Utilities				328,418

	Energy Equipment & Services – 0.2%

25	Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B–	17,438

	Gas Utilities – 1.4%

50	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	51,250

20	Ferrellgas LP	6.750%	1/15/22	B+	17,750

50	Suburban Propane Partners LP	5.750%	3/01/25	BB–	47,750
120	Total Gas Utilities				116,750

	Health Care Equipment & Supplies – 0.5%

40	Tenet Healthcare Corporation	8.125%	4/01/22	B3	41,036

	Health Care Providers & Services – 4.8%

50	Acadia Healthcare	5.625%	2/15/23	B	50,875

50	Community Health Systems, Inc.	6.875%	2/01/22	B+	45,125

75	HCA Inc.	5.375%	2/01/25	BB	75,821

75	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	73,969

50	Kindred Healthcare Inc.	6.375%	4/15/22	B2	45,063

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$50	Lifepoint Health Inc.	5.875%	12/01/23	Ba2	$52,365

60	Select Medical Corporation	6.375%	6/01/21	B–	56,700
410	Total Health Care Providers & Services				399,918

	Independent Power & Renewable Electricity Producers – 0.4%

40	GenOn Energy Inc.	9.500%	10/15/18	B–	29,200

	Internet Software & Services – 0.6%

50	Equinix Inc.	5.750%	1/01/25	BB	52,625

	IT Services – 0.6%

50	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B–	49,906

	Multi-Utilities – 1.2%

100	Public Service Electric & Gas Company	4.050%	5/01/45	Aa3	104,264

	Oil, Gas & Consumable Fuels – 8.0%

90	Berkshire Hathaway Energy Company	3.750%	11/15/23	A–	96,075

70	Calumet Specialty Products	7.625%	1/15/22	B	48,300

5	Crestwood Midstream Partners LP	6.125%	3/01/22	BB–	3,750

40	Energy Transfer Equity LP	5.500%	6/01/27	BB+	31,900

70	Enterprise Products Operating Group LLP	3.350%	3/15/23	BBB+	69,697

35	Global Partners LP/GLP Finance	6.250%	7/15/22	B+	26,075

70	Kinder Morgan Energy Partners, LP	3.500%	9/01/23	BBB–	63,442

41	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	35,568

55	MPLX LP	4.000%	2/15/25	BBB–	47,440

50	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	30,250

10	NGL Energy Partners LP/Fin Co	6.875%	10/15/21	BB–	5,900

10	Northern Tier Energy LLC	7.125%	11/15/20	BB–	9,800

85	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B	57,163

50	Sabine Pass Liquefaction LLC	6.250%	3/15/22	BB+	49,000

100	Southeast Supply Header LLC, 144A	4.250%	6/15/24	Baa2	93,232

10	Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	7,850
791	Total Oil, Gas & Consumable Fuels				675,442

	Real Estate Investment Trust – 1.3%

100	American Tower Company	5.000%	2/15/24	BBB	109,778

	Real Estate Management & Development – 0.3%

25	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	22,938

	Road & Rail – 4.1%

95	Burlington Northern Santa Fe Corporation	4.375%	9/01/42	A	100,547

90	Norfolk Southern Corporation	3.850%	1/15/24	BBB+	95,694

85	Union Pacific Corporation	4.750%	12/15/43	A	95,150

50	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	48,750
320	Total Road & Rail				340,141
$2,796	Total Corporate Bonds (cost $2,820,699)				2,679,643

Nuveen Investments	11

Nuveen U.S. Infrastructure Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	MUNICIPAL BONDS – 65.2%

	Arizona – 4.3%

$110	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A, 5.269%, 7/01/34	No Opt. Call	AA+	$135,683

80	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Build America Bonds, Series 2010A, 4.839%, 1/01/41	No Opt. Call	Aa1	96,710

105	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28	No Opt. Call	BBB+	128,249
295	Total Arizona			360,642

	California – 13.2%

275	Alameda Corridor Transportation Authority, California, User Fee Revenue Bonds, Subordinate Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured	No Opt. Call	BBB+	112,002

100	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Build America Federally Taxable Bond Series 2009F-2, 6.263%, 4/01/49	No Opt. Call	AA	141,986

100	California State, Various Purpose General Obligation Bonds, Build America Federally Taxable Bonds, Series 2009, 7.550%, 4/01/39	No Opt. Call	AA-	153,140

110	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39	No Opt. Call	AA–	146,024

100	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable – Direct Payment – Build America Bonds, Series 2010A, 5.716%, 7/01/39	No Opt. Call	AA–	127,443

10	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Build America Taxable Bonds, Series 2009C, 6.008%, 7/01/39	No Opt. Call	AA+	12,632

95	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Federally Taxable Build America Bonds, Series 2010W, 6.156%, 5/15/36	No Opt. Call	AA–	121,163

130	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Build America Taxable Bonds, Series 2010E, 6.000%, 11/01/40	No Opt. Call	AA–	166,192

100	University of California, General Revenue Bonds, Build America Taxable Bonds, Series 2009R, 5.770%, 5/15/43	No Opt. Call	AA	128,760
1,020	Total California			1,109,342

	Colorado – 2.2%

100	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement, Build America Bond Series 2010D-4, 6.615%, 11/15/40	No Opt. Call	AA	139,488

100	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	AA–	42,893
200	Total Colorado			182,381

	Illinois – 9.2%

70	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2009, 5.720%, 12/01/38	No Opt. Call	AAA	85,226

105	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build America Bonds, Series 2010B, 6.200%, 12/01/40	No Opt. Call	AA	118,144

100	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien, Build America Taxable Bond Series 2010B, 6.845%, 1/01/38	1/20 at 100.00	A	113,687

110	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-1, 6.630%, 2/01/35	No Opt. Call	A–	115,997

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	Illinois (continued)

$150	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds, Senior Lien Series 2009A, 6.184%, 1/01/34	No Opt. Call	AA–	$196,304

120	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Build America Bond Series 2009C, 6.859%, 1/01/39	No Opt. Call	A2	143,826
655	Total Illinois			773,184

	Kansas – 1.0%

75	Kansas Department of Transportation, Highway Revenue Bonds, Build America Taxable Bond Series 2010A, 4.596%, 9/01/35	No Opt. Call	AAA	86,042

	Louisiana – 1.6%

120	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Build America Taxable Bonds, Series 2010B, 6.087%, 2/01/45	2/20 at 100.00	AA	134,376

	Massachusetts – 0.2%

10	Massachusetts State, General Obligation Bonds, Consolidated Loan, Build America Taxable Bonds, Series 2010, 5.456%, 12/01/39	No Opt. Call	AA+	12,611

	Missouri – 1.0%

60	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Build America Bond Series 2009A, 7.730%, 1/01/39	No Opt. Call	A	80,677

	New Jersey – 4.8%

50	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	55,337

25	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B, 6.875%, 12/15/39	6/19 at 100.00	A–	26,752

100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C, 6.104%, 12/15/28	12/20 at 100.00	A–	104,293

150	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A, 7.102%, 1/01/41	No Opt. Call	A+	218,280
325	Total New Jersey			404,662

	New York – 7.7%

105	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America Taxable Bonds, Series 2010A-2, 6.089%, 11/15/40	No Opt. Call	AA	140,036

100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2010B-1, 6.648%, 11/15/39	No Opt. Call	AA–	135,867

100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA, 5.790%, 6/15/41	6/20 at 100.00	AA+	111,578

100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40	No Opt. Call	AA	138,073

100	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-First Series 2014, 4.960%, 8/01/46	No Opt. Call	AA-	116,875
505	Total New York			642,429

	Ohio – 4.3%

100	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Build America Bond Series 2009B, 6.449%, 2/15/44	No Opt. Call	A	124,857

Nuveen Investments	13

Nuveen U.S. Infrastructure Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	Ohio (continued)

$100	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Taxable Series 2013B, 4.532%, 1/01/35	No Opt. Call	AA	$112,007

105	Ohio State University, General Receipts Bonds, Build America Taxable Bond Series 2010C, 4.910%, 6/01/40	No Opt. Call	Aa1	124,680
305	Total Ohio			361,544

	Oregon – 1.6%

100	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Federally Taxable Build America Bonds, Series 2010A, 5.834%, 11/15/34	No Opt. Call	AA+	132,278

	Pennsylvania – 3.0%

100	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America Taxable Bonds, Series 2009D, 6.218%, 6/01/39	No Opt. Call	A+	121,861

100	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series 2009A, 6.105%, 12/01/39	No Opt. Call	A1	132,339
200	Total Pennsylvania			254,200

	Tennessee – 1.6%

100	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B, 6.731%, 7/01/43	No Opt. Call	Aa3	133,590

	Texas – 4.9%

40	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Build America Taxable Bond Series 2010B, 4.922%, 12/01/41	No Opt. Call	AA+	48,672

100	Dallas County Hospital District, Texas, General Obligation Limited Tax Bonds, Build America Taxable Bonds, Series 2009C, 5.621%, 8/15/44	No Opt. Call	AA+	127,039

100	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30	2/20 at 100.00	Baa2	120,172

95	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.500%, 6/30/33	6/20 at 100.00	Baa3	117,672
335	Total Texas			413,555

	Virginia – 3.1%

100	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Build America Bonds, Series 2009D, 7.462%, 10/01/46 – AGC Insured	No Opt. Call	BBB+	140,804

100	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Build America Taxable Bonds, Series 2010A-2, 5.350%, 5/15/35	No Opt. Call	AA+	119,676
200	Total Virginia			260,480

	Washington – 1.5%

100	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Build America Taxable Bonds, Series 2009S-2T, 5.491%, 11/01/39	No Opt. Call	AAA	128,944
$4,605	Total Municipal Bonds (cost $5,160,154)			5,470,937
	Total Long-Term Investments (cost $7,980,853)			8,150,580

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.4%

	REPURCHASE AGREEMENTS – 1.4%

$121	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $121,379, collateralized by $125,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $126,719	0.030%	4/01/16	$121,378
	Total Short-Term Investments (cost $121,378)			121,378
	Total Investments (cost $8,102,231) – 98.5%			8,271,958
	Other Assets Less Liabilities – 1.5% (4)			126,682
	Net Assets – 100%			$8,398,640

Investments in Derivatives as of March 31, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	Short	(7)	6/16	$(1,151,063)	$(6,781)	$(236)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$2,679,643	$—	$2,679,643
Municipal Bonds	—	5,470,937	—	5,470,937
Short-Term Investments:
Repurchase Agreements	—	121,378	—	121,378
Investments in Derivatives:
Futures Contracts*	(236)	—	—	(236)
Total	$(236)	$8,271,958	$—	$8,271,722
*	Represents net unrealized appreciation (depreciation).

Nuveen Investments	15

Nuveen U.S. Infrastructure Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (including investments in derivatives) was $8,139,837.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$340,435
Depreciation	(208,314)
Net unrealized appreciation (depreciation) of investments	$132,121

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

16	Nuveen Investments

Nuveen NWQ Global Equity Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.1%

	COMMON STOCKS – 98.1%

	Auto Components – 2.4%

7,115	GKN PLC	$29,512

	Automobiles – 2.0%

325	Daimler AG	24,915

	Banks – 8.3%

10,435	Barclays PLC	22,481

845	CIT Group Inc.	26,220

605	Citigroup Inc.	25,259

2,295	ING Groep N.V., Ordinary Shares	27,760
	Total Banks	101,720

	Beverages – 2.3%

2,770	Britvic PLC	28,267

	Biotechnology – 1.2%

265	AbbVie Inc.	15,137

	Capital Markets – 1.6%

1,200	UBS AG	19,224

	Chemicals – 8.1%

275	Agrium Inc.	24,280

65	LG Chem Limited	18,614

1,230	Nissan Chemical Industries Limited	31,694

430	Nitto Denko Corporation	23,906
	Total Chemicals	98,494

	Communications Equipment – 2.1%

2,530	Ericsson LM, Class B Shares	25,337

	Containers & Packaging – 2.0%

4,130	DS Smith PLC	24,201

	Diversified Telecommunication Services – 3.3%

705	Nippon Telegraph and Telephone Corporation, ADR	30,369

800	Telefonica Brasil SA	10,066
	Total Diversified Telecommunication Services	40,435

	Electric Utilities – 1.8%

6,085	EDP – Energias de Portugal, S.A.	21,645

	Electronic Equipment, Instruments & Components – 5.0%

430	Coherent Inc., (2)	39,516

Nuveen Investments	17

Nuveen NWQ Global Equity Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components (continued)

745	VeriFone Holdings Inc., (2)	$21,039
	Total Electronic Equipment, Instruments & Components	60,555

	Food & Staples Retailing – 6.3%

805	Carrefour SA	22,149

255	CVS Health Corporation	26,451

900	Metro AG	27,887
	Total Food & Staples Retailing	76,487

	Food Products – 7.4%

650	Aryzta AG	26,925

3,830	Orkla ASA	34,691

335	Treehouse Foods Inc., (2)	29,061
	Total Food Products	90,677

	Household Durables – 4.6%

1,705	Sekisui House, Ltd.	28,776

1,930	Taylor Morrison, Class A, (2)	27,252
	Total Household Durables	56,028

	Industrial Conglomerates – 2.1%

237	Siemens AG, Sponsored ADR	25,121

	Insurance – 6.2%

295	AON PLC	30,813

165	Swiss Re AG	15,255

965	Unum Group	29,838
	Total Insurance	75,906

	Life Sciences Tools & Services – 2.8%

245	Bio-Rad Laboratories Inc., Class A, (2)	33,496

	Media – 4.3%

840	Interpublic Group of Companies, Inc.	19,278

285	Time Warner Inc.	20,677

300	Viacom Inc., Class B	12,384
	Total Media	52,339

	Multiline Retail – 2.5%

370	Target Corporation	30,444

	Pharmaceuticals – 9.9%

1,060	Almirall SA, (2)	17,815

655	Impax Laboratories Inc., (2)	20,973

520	Otsuka Holdings Company KK	18,888

72	Roche Holdings AG, Sponsored ADR	17,724

185	Sanofi-Synthelabo, SA	14,917

18	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

563	Teva Pharmaceutical Industries Limited, Sponsored ADR	$30,381
	Total Pharmaceuticals	120,698

	Semiconductors & Semiconductor Equipment – 6.3%

1,305	Infineon Technologies AG	18,569

730	Microsemi Corporation, (2)	27,966

1,425	Teradyne Inc.	30,766
	Total Semiconductors & Semiconductor Equipment	77,301

	Software – 2.0%

600	Oracle Corporation	24,546

	Specialty Retail – 1.6%

930	Express Inc., (2)	19,911

	Tobacco – 2.0%

444	Imperial Brands PLC	24,634
	Total Long-Term Investments (cost $1,150,890)	1,197,030
	Other Assets Less Liabilities – 1.9%	23,012
	Net Assets – 100%	$1,220,042

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,197,030	$—	$—	$1,197,030

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost and unrealized appreciation (depreciation) of investments was $1,150,922.

Nuveen Investments	19

Nuveen NWQ Global Equity Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$125,173
Depreciation	(79,065)
Net unrealized appreciation (depreciation) of investments	$46,108

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

20	Nuveen Investments

Nuveen NWQ Global Equity Income Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.8%

	COMMON STOCKS – 85.9%

	Air Freight & Logistics – 3.9%

44,000	Deutsche Post AG	$1,222,651

7,700	United Parcel Service, Inc., Class B	812,119
	Total Air Freight & Logistics	2,034,770

	Airlines – 0.7%

5,500	Copa Holdings SA, Class A	372,625

	Automobiles – 1.5%

10,500	Daimler AG	804,933

	Banks – 7.8%

19,000	Barclays PLC	40,933

24,000	CIT Group Inc.	744,720

25,200	Citigroup Inc.	1,052,100

65,000	ING Groep N.V., Ordinary Shares	786,232

13,300	JPMorgan Chase & Co.	787,626

15,000	Wells Fargo & Company	725,400
	Total Banks	4,137,011

	Biotechnology – 1.8%

16,500	AbbVie Inc.	942,480

	Capital Markets – 3.9%

54,400	Ares Capital Corporation	807,296

21,000	Bank New York Mellon	773,430

31,000	UBS Group AG	499,392
	Total Capital Markets	2,080,118

	Chemicals – 3.1%

13,200	Agrium Inc.	1,165,462

55,800	CVR Partners LP	466,488
	Total Chemicals	1,631,950

	Communications Equipment – 2.8%

28,100	Cisco Systems, Inc.	800,007

69,300	Ericsson LM, Class B Shares	694,003
	Total Communications Equipment	1,494,010

	Containers & Packaging – 0.7%

5,300	Avery Dennison Corporation	382,183

Nuveen Investments	21

Nuveen NWQ Global Equity Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Diversified Financial Services – 3.4%

93,000	Challenger Limited	$598,116

14,200	Deutsche Boerse AG	1,211,702
	Total Diversified Financial Services	1,809,818

	Diversified Telecommunication Services – 4.4%

42,000	Nippon Telegraph and Telephone Corporation, ADR	1,809,196

41,000	Telefonica Brasil SA	515,857
	Total Diversified Telecommunication Services	2,325,053

	Electric Utilities – 2.0%

7,300	Edison International	524,797

151,000	EDP – Energias de Portugal, S.A.	537,118
	Total Electric Utilities	1,061,915

	Electrical Equipment – 1.0%

8,500	Eaton PLC, (2)	531,760

	Food & Staples Retailing – 1.8%

9,000	CVS Health Corporation	933,570

	Food Products – 2.1%

124,500	Orkla ASA	1,127,687

	Hotels, Restaurants & Leisure – 0.8%

6,700	Cedar Fair LP	398,315

	Household Durables – 0.7%

22,350	Sekisui House, Ltd.	377,216

	Industrial Conglomerates – 2.3%

17,100	General Electric Company	543,609

23,600	Koninklijke Philips Electronics NV	672,301
	Total Industrial Conglomerates	1,215,910

	Insurance – 8.3%

4,900	Allianz AG ORD Shares	797,048

100,000	CGNU PLC	655,073

14,500	Swiss Re AG	1,340,596

50,900	Unum Group	1,573,828
	Total Insurance	4,366,545

	Media – 7.1%

31,400	Interpublic Group of Companies, Inc.	720,630

26,500	National CineMedia, Inc.	403,065

9,800	ProSiebenSat.1 Media AG	503,877

7,500	RTL Group SA	634,095

13,000	Time Warner Inc.	943,150

13,200	Viacom Inc., Class B	544,896
	Total Media	3,749,713

22	Nuveen Investments

Shares	Description (1)			Value

	Multiline Retail – 2.0%

12,700	Target Corporation			$1,044,956

	Multi-Utilities – 2.1%

46,600	Veolia Environment S.A., ADR			1,122,563

	Oil, Gas & Consumable Fuels – 2.3%

4,400	Phillips 66			380,996

14,200	Suncor Energy, Inc.			394,902

9,800	Total SA			446,726
	Total Oil, Gas & Consumable Fuels			1,222,624

	Pharmaceuticals – 7.5%

41,800	AstraZeneca PLC, Sponsored ADR			1,177,088

92,200	GlaxoSmithKline PLC			1,869,801

3,800	Roche Holdings AG, Sponsored ADR			935,427
	Total Pharmaceuticals			3,982,316

	Real Estate Investment Trust – 1.0%

1,675	National Storage Affiliates Trust			35,510

29,500	Paramount Group Inc.			470,525

2,100	PennyMac Mortgage Investment Trust			28,644
	Total Real Estate Investment Trust			534,679

	Semiconductors & Semiconductor Equipment – 1.2%

44,700	Infineon Technologies AG			636,056

	Software – 5.9%

22,000	Microsoft Corporation			1,215,060

45,800	Oracle Corporation			1,873,678
	Total Software			3,088,738

	Technology Hardware, Storage & Peripherals – 0.7%

11,300	Seagate Technology			389,285

	Tobacco – 3.1%

29,900	Imperial Brands PLC			1,658,921
	Total Common Stocks (cost $44,157,043)			45,457,720

Shares	Description (1)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 5.9%

	Diversified Telecommunication Services – 1.6%

8,200	Frontier Communications Corporation	11.125%	N/R	$856,080

	Pharmaceuticals – 4.3%

2,574	Teva Pharmaceutical Industries Limited, (4)	7.000%	N/R	2,259,972
	Total Convertible Preferred Securities (cost $3,178,581)			3,116,052

Nuveen Investments	23

Nuveen NWQ Global Equity Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 1.0%

	Banks – 1.0%

$505	Bank of America Corporation	6.300%	12/29/49	BB+	$521,362
$505	Total Corporate Bonds (cost $511,612)				521,362

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED SECURITIES – 3.0%

	Banks – 0.9%

21,000	RBS Capital Trust	6.080%		BB–	$506,520

	Consumer Finance – 0.5%

10,300	HSBC Finance Corporation	6.360%		BBB–	258,324

	Insurance – 1.0%

21,000	National General Holding Company	7.625%		N/R	510,300

	Wireless Telecommunication Services – 0.6%

12,000	United States Cellular Corporation	7.250%		Ba1	306,960
	Total $25 Par (or similar) Retail Preferred Securities (cost $1,570,432)				1,582,104

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.0%

	Banks – 1.0%

$550	Citigroup Inc.	5.950%	N/A (5)	BB+	$529,890

	Food Products – 0.0%

30	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	30,900

$580	Total $1,000 Par (or similar) Institutional Preferred (cost $552,515)				560,790
	Total Long-Term Investments (cost $49,970,183)				51,238,028
	Other Assets Less Liabilities – 3.2% (6)				1,678,625
	Net Assets – 100%				$52,916,653

Investments in Derivatives as of March 31, 2016

Call Options Written outstanding:

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value
(53)	Avery Dennison Corporation	$(371,000)	4/15/16	$70.0	$(13,383)
(53)	Total Option Written (premiums received $5,063)	$(371,000)			$(13,383)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

24	Nuveen Investments

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$45,457,720	$—	$—	$45,457,720
Convertible Preferred Securities	856,080	2,259,972	—	3,116,052
Corporate Bonds	—	521,362	—	521,362
$25 Par (or similar) Retail Preferred	1,582,104	—	—	1,582,104
$1,000 Par (or similar) Institutional Preferred	—	560,790	—	560,790
Investments in Derivatives:
Options Written	(13,383)	—	—	(13,383)
Total	$47,882,521	$3,342,124	$—	$51,224,645

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives) was $49,971,896.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$1,724,436
Depreciation	(458,304)
Net unrealized appreciation (depreciation) of investments	$1,266,132

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets lass liabilities also includes the value of options.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Nuveen Investments	25

Nuveen NWQ Multi-Cap Value Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.2%

	COMMON STOCKS – 99.2%

	Airlines – 1.3%

20,000	Copa Holdings SA, Class A	$1,355,000

	Automobiles – 4.8%

117,900	Ford Motor Company	1,591,650

101,700	General Motors Company	3,196,431
	Total Automobiles	4,788,081

	Banks – 10.5%

79,500	Bank of America Corporation	1,074,840

97,600	CIT Group Inc.	3,028,528

88,000	Citigroup Inc.	3,674,000

48,000	JPMorgan Chase & Co.	2,842,560
	Total Banks	10,619,928

	Beverages – 0.8%

41,800	Britvic PLC, Sponsored ADR, (2)	853,723

	Capital Markets – 2.7%

151,500	FBR Capital Markets Corporation	2,740,635

	Communication Equipment – 3.9%

56,300	Arris International PLC, (3)	1,290,396

320,300	Mitel Networks Corporation, (3)	2,620,054
	Total Communication Equipment	3,910,450

	Consumer Finance – 2.7%

53,400	Discover Financial Services	2,719,128

	Electric Utilities – 1.2%

17,000	Edison International	1,222,130

	Electronic Equipment & Instruments – 5.8%

38,500	Coherent Inc., (3)	3,538,150

82,800	VeriFone Holdings Inc., (3)	2,338,272
	Total Electronic Equipment & Instruments	5,876,422

	Food & Staples Retailing – 2.7%

217,000	Metro AG, ADR, (2)	1,334,550

20,000	Wal-Mart Stores, Inc.	1,369,800
	Total Food & Staples Retailing	2,704,350

	Food Products – 4.3%

76,500	Aryzta AG, ADR	1,584,315

26	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

154,200	Orkla ASA, Sponsored ADR	$1,385,487

15,200	Treehouse Foods Inc., (3)	1,318,600
	Total Food Products	4,288,402

	Industrial Conglomerates – 2.1%

74,400	Philips Electronics	2,124,120

	Insurance – 9.0%

30,900	AON PLC	3,227,505

20,537	Reinsurance Group of America Inc.	1,976,686

126,500	Unum Group	3,911,380
	Total Insurance	9,115,571

	IT Services – 1.7%

43,900	PayPal Holdings, Inc., (3)	1,694,540

	Life Sciences Tools & Services – 3.1%

23,075	Bio-Rad Laboratories Inc., Class A, (3)	3,154,814

	Machinery – 3.3%

31,900	Ingersoll Rand Company Limited	1,978,119

53,300	Terex Corporation	1,326,104
	Total Machinery	3,304,223

	Media – 4.8%

90,000	Interpublic Group of Companies, Inc.	2,065,500

67,197	Viacom Inc., Class B	2,773,892
	Total Media	4,839,392

	Multiline Retail – 1.5%

18,000	Target Corporation	1,481,040

	Oil, Gas & Consumable Fuels – 13.6%

27,100	Apache Corporation	1,322,751

48,600	Cheniere Energy Inc., (3)	1,644,138

46,200	EQT Corporation	3,107,412

36,900	Hess Corporation	1,942,785

37,600	Occidental Petroleum Corporation	2,572,968

16,000	Phillips 66	1,385,440

61,100	Suncor Energy, Inc.	1,699,191
	Total Oil, Gas & Consumable Fuels	13,674,685

	Pharmaceuticals – 7.3%

30,900	Impax Laboratories Inc., (3)	989,418

62,300	Pfizer Inc.	1,846,572

49,100	Sanofi-Aventis, ADR	1,971,856

46,750	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,501,593
	Total Pharmaceuticals	7,309,439

Nuveen Investments	27

Nuveen NWQ Multi-Cap Value Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)			Value

	Real Estate Investment Trust – 6.1%

165,000	Brandywine Realty Trust			$2,314,950

82,000	Paramount Group Inc.			1,307,900

80,700	PennyMac Mortgage Investment Trust			1,100,748

105,000	Redwood Trust Inc.			1,373,400
	Total Real Estate Investment Trust			6,096,998

	Semiconductors & Semiconductor Equipment – 2.5%

116,400	Teradyne Inc.			2,513,076

	Software – 3.5%

86,000	Oracle Corporation			3,518,260
	Total Long-Term Investments (cost $89,442,851)			99,904,407

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.0%

	REPURCHASE AGREEMENTS – 1.0%

$1,017	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $1,016,657, collateralized by $940,000 U.S. Treasury Notes, 3.125%, due 8/15/44, value $1,039,875	0.030%	4/01/16	$1,016,656
	Total Short-Term Investments (cost $1,016,656)			1,016,656
	Total Investments (cost $90,459,507) – 100.2%			100,921,063
	Other Assets Less Liabilities – (0.2)%			(213,717)
	Net Assets – 100%			$100,707,346

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$97,716,134	$2,188,273	$—	$99,904,407
Short-Term Investments:
Repurchase Agreements	—	1,016,656	—	1,016,656
Total	$97,716,134	$3,204,929	$—	$100,921,063

28	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost and unrealized appreciation (depreciation) of investments was $90,701,210.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$16,875,972
Depreciation	(6,656,119)
Net unrealized appreciation (depreciation) of investments	$10,219,853

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	29

Nuveen NWQ Large-Cap Value Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 1.5%

14,830	Raytheon Company	$1,818,603

	Airlines – 1.3%

23,000	Copa Holdings SA, Class A	1,558,250

	Automobiles – 4.7%

144,000	Ford Motor Company	1,944,000

120,000	General Motors Company	3,771,600
	Total Automobiles	5,715,600

	Banks – 15.6%

194,900	Bank of America Corporation	2,635,048

119,500	CIT Group Inc.	3,708,085

115,220	Citigroup Inc.	4,810,435

57,720	JPMorgan Chase & Co.	3,418,178

20,500	PNC Financial Services Group, Inc.	1,733,685

57,900	Wells Fargo & Company	2,800,044
	Total Banks	19,105,475

	Biotechnology – 1.6%

33,700	AbbVie Inc.	1,924,944

	Chemicals – 2.2%

30,010	Agrium Inc.	2,649,583

	Communication Equipment – 2.0%

85,100	Cisco Systems, Inc.	2,422,797

	Consumer Finance – 4.4%

83,400	Discover Financial Services	4,246,728

40,097	Synchrony Financial, (2)	1,149,180
	Total Consumer Finance	5,395,908

	Electric Utilities – 1.3%

22,700	Edison International	1,631,903

	Food & Staples Retailing – 2.5%

21,000	CVS Health Corporation	2,178,330

150,500	Metro AG, ADR, (3)	925,575
	Total Food & Staples Retailing	3,103,905

	Food Products – 1.5%

90,300	Aryzta AG, ADR	1,870,113

30	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 2.0%

17,500	CIGNA Corporation	$2,401,700

	Industrial Conglomerates – 4.1%

71,330	General Electric Company	2,267,581

96,000	Philips Electronics	2,740,800
	Total Industrial Conglomerates	5,008,381

	Insurance – 10.5%

39,000	AON PLC	4,073,550

30,000	Loews Corporation	1,147,800

64,680	MetLife, Inc.	2,842,039

157,500	Unum Group	4,869,900
	Total Insurance	12,933,289

	Internet Software & Services – 1.8%

2,930	Alphabet Inc., Class A, (2)	2,235,297

	IT Services – 1.9%

62,000	PayPal Holdings, Inc., (2)	2,393,200

	Machinery – 2.0%

39,770	Ingersoll Rand Company Limited, Class A	2,466,138

	Media – 6.9%

112,000	Interpublic Group of Companies, Inc.	2,570,400

31,700	Time Warner Inc.	2,299,835

86,000	Viacom Inc., Class B	3,550,080
	Total Media	8,420,315

	Multiline Retail – 1.5%

22,700	Target Corporation	1,867,756

	Oil, Gas & Consumable Fuels – 13.8%

34,500	Apache Corporation	1,683,945

60,700	Cheniere Energy Inc., (2)	2,053,481

57,800	EQT Corporation	3,887,628

48,000	Hess Corporation	2,527,200

49,000	Occidental Petroleum Corporation	3,353,070

19,000	Phillips 66	1,645,210

64,000	Suncor Energy, Inc.	1,779,840
	Total Oil, Gas & Consumable Fuels	16,930,374

	Pharmaceuticals – 6.7%

83,000	Pfizer Inc.	2,460,120

65,500	Sanofi-Aventis, ADR	2,630,480

57,900	Teva Pharmaceutical Industries Limited, Sponsored ADR	3,098,229
	Total Pharmaceuticals	8,188,829

Nuveen Investments	31

Nuveen NWQ Large-Cap Value Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)			Value

	Road & Rail – 1.5%

22,500	Union Pacific Corporation			$1,789,875

	Semiconductors & Semiconductor Equipment – 1.9%

106,800	Teradyne Inc.			2,305,812

	Software – 5.8%

45,000	Microsoft Corporation			2,485,350

113,500	Oracle Corporation			4,643,285
	Total Software			7,128,635

	Tobacco – 0.9%

11,320	Philip Morris International			1,110,605
	Total Long-Term Investments (cost $92,508,760)			122,377,287

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.1%

	REPURCHASE AGREEMENTS – 0.1%

$107	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $106,963, collateralized by $105,000 U.S. Treasury Notes, 2.875%, due 8/15/45, value $110,381	0.030%	4/01/16	$106,963
	Total Short-Term Investments (cost $106,963)			106,963
	Total Investments (cost $92,615,723) – 100.0%			122,484,250
	Other Assets Less Liabilities – (0.0)%			(7,534)
	Net Assets – 100%			$122,476,716

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$121,451,712	$925,575	$—	$122,377,287
Short-Term Investments:
Repurchase Agreements	—	106,963	—	106,963
Total	$121,451,712	$1,032,538	$—	$122,484,250

32	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost and unrealized appreciation (depreciation) of investments was $92,640,627.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$33,753,881
Depreciation	(3,910,258)
Net unrealized appreciation (depreciation) of investments	$29,843,623

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

ADR	American Depositary Receipt

Nuveen Investments	33

Nuveen NWQ Small/Mid-Cap Value Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 93.7%

	COMMON STOCKS – 93.7%

	Aerospace & Defense – 1.5%

8,832	Orbital ATK, Inc.	$767,854

	Banks – 9.9%

25,740	Ameris Bancorp.	761,389

30,975	Capital Bank Financial Corporation, Class A Shares	955,579

37,700	Heritage Financial Corporation	662,389

20,590	Pacwest Bancorp.	764,919

18,805	Privatebancorp, Inc.	725,873

31,135	Western Alliance Bancorporation, (2)	1,039,286
	Total Banks	4,909,435

	Communication Equipment – 5.0%

16,025	Arris International PLC, (2)	367,293

9,572	Lumentum Holdings Inc., (2)	258,157

229,910	Mitel Networks Corporation, (2)	1,880,664
	Total Communication Equipment	2,506,114

	Containers & Packaging – 1.0%

6,790	Avery Dennison Corporation	489,627

	Electrical Equipment – 2.6%

23,630	EnerSys	1,316,664

	Electronic Equipment & Instruments – 6.0%

23,420	Coherent Inc., (2)	2,152,298

28,675	VeriFone Holdings Inc., (2)	809,782
	Total Electronic Equipment & Instruments	2,962,080

	Food Products – 11.4%

61,215	Aryzta AG	1,267,763

16,425	John B Sanfillippo & Son, Inc.	1,134,803

141,790	Orkla ASA	1,273,983

22,890	Treehouse Foods Inc., (2)	1,985,708
	Total Food Products	5,662,257

	Gas Utilities – 3.8%

6,760	Atmos Energy Corporation	501,998

20,250	Laclede Group Inc.	1,371,938
	Total Gas Utilities	1,873,936

	Household Durables – 7.9%

46,362	La Z Boy Inc.	1,239,720

34	Nuveen Investments

Shares	Description (1)	Value

	Household Durables (continued)

78,780	Taylor Morrison, (2)	$1,112,374

90,360	Tri Pointe Homes, Incorporated, (2)	1,064,441

8,045	Universal Electronics Inc., (2)	498,710
	Total Household Durables	3,915,245

	Insurance – 3.2%

17,590	Axis Capital Holdings Limited	975,541

6,165	Reinsurance Group of America Inc.	593,381
	Total Insurance	1,568,922

	IT Services – 1.4%

9,570	Euronet Worldwide, Inc., (2)	709,233

	Life Sciences Tools & Services – 4.4%

12,700	Bio-Rad Laboratories Inc., (2)	1,736,344

16,800	Bruker Biosciences Corporation	470,400
	Total Life Sciences Tools & Services	2,206,744

	Machinery – 1.2%

16,550	Albany International Corporation, Class A	622,115

	Metals & Mining – 2.2%

41,890	Materion Corporation	1,109,247

	Multiline Retail – 2.1%

68,755	Freds Inc.	1,025,137

	Multi-Utilities – 1.5%

32,230	NiSource Inc.	759,339

	Paper & Forest Products – 3.1%

7,195	Deltic Timber Corporation	432,779

25,325	Glatfelter	524,987

33,670	Louisiana-Pacific Corporation, (2)	576,430
	Total Paper & Forest Products	1,534,196

	Personal Products – 3.3%

91,290	Elizabeth Arden, Inc., (2)	747,665

28,918	Inter Parfums, Inc.	893,565
	Total Personal Products	1,641,230

	Professional Services – 1.9%

27,140	ICF International, Inc., (2)	932,802

	Real Estate Investment Trust – 6.1%

109,700	Brandywine Realty Trust	1,539,090

83,865	Ramco-Gershenson Properties Trust	1,512,085
	Total Real Estate Investment Trust	3,051,175

Nuveen Investments	35

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)			Value

	Real Estate Management & Development – 2.8%

107,280	Forestar Real Estate Group Inc., (2)			$1,398,931

	Road & Rail – 1.2%

30,905	Marten Transport, Ltd.			578,542

	Semiconductors & Semiconductor Equipment – 7.3%

286,140	Lattice Semiconductor Corporation, (2)			1,625,275

92,900	Teradyne Inc.			2,005,711
	Total Semiconductors & Semiconductor Equipment			3,630,986

	Specialty Retail – 2.9%

69,125	Haverty Furniture Companies Inc.			1,462,685
	Total Long-Term Investments (cost $42,316,393)			46,634,496

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.3%

	REPURCHASE AGREEMENTS – 6.3%

$3,168	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $3,167,630, collateralized by $3,075,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $3,232,594	0.030%	4/01/16	$3,167,627
	Total Short-Term Investments (cost $3,167,627)			3,167,627
	Total Investments (cost $45,484,020) – 100.0%			49,802,123
	Other Assets Less Liabilities – (0.0)%			(23,855)
	Net Assets – 100%			$49,778,268

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$46,634,496	$—	$—	$46,634,496
Short-Term Investments:
Repurchase Agreements	—	3,167,627	—	3,167,627
Total	$46,634,496	$3,167,627	$—	$49,802,123

36	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost and unrealized appreciation (depreciation) of investments was $46,232,060.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$7,875,982
Depreciation	(4,305,919)
Net unrealized appreciation (depreciation) of investments	$3,570,063

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	37

Nuveen NWQ Small-Cap Value Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.3%

	COMMON STOCKS – 97.3%

	Aerospace & Defense – 1.6%

109,077	Orbital ATK, Inc.	$9,483,154

	Auto Components – 2.9%

1,217,844	Stoneridge Inc., (2)	17,731,809

	Banks – 13.7%

287,038	Ameris Bancorp.	8,490,584

628,740	Capital Bank Financial Corporation, Class A Shares	19,396,629

502,805	Heritage Financial Corporation	8,834,284

337,255	Pacwest Bancorp.	12,529,023

378,655	Privatebancorp, Inc.	14,616,083

562,230	Western Alliance Bancorporation, (2)	18,767,237
	Total Banks	82,633,840

	Beverages – 1.1%

325,308	Britvic PLC, (3)	6,644,091

	Communication Equipment – 3.9%

2,863,265	Mitel Networks Corporation, (2)	23,421,508

	Electric Utilities – 2.0%

359,365	PNM Resources Inc.	12,117,788

	Electrical Equipment – 2.5%

268,970	EnerSys	14,987,008

	Electronic Equipment & Instruments – 7.7%

282,565	Coherent Inc., (2)	25,967,721

1,176,598	GSI Group, Inc., (2)	16,660,628

356,500	Kimball Electronics Inc., (2)	3,982,105
	Total Electronic Equipment & Instruments	46,610,454

	Food Products – 9.9%

557,900	Aryzta AG	11,554,109

199,865	John B Sanfillippo & Son, Inc.	13,808,673

1,042,636	Landec Corporation, (2)	10,947,678

270,955	Treehouse Foods Inc., (2)	23,505,346
	Total Food Products	59,815,806

	Gas Utilities – 2.8%

250,370	Laclede Group Inc.	16,962,568

38	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 3.0%

228,665	Analogic Corporation	$18,066,822

	Household Durables – 7.8%

636,269	Hooker Furniture Corporation	20,901,437

913,105	Taylor Morrison, (2)	12,893,043

1,140,660	Tri Pointe Homes, Incorporated, (2)	13,436,975
	Total Household Durables	47,231,455

	IT Services – 1.0%

85,866	Euronet Worldwide, Inc., (2)	6,363,529

	Machinery – 1.3%

206,850	Albany International Corporation, Class A	7,775,492

	Metals & Mining – 2.0%

454,095	Materion Corporation	12,024,436

	Multiline Retail – 1.9%

751,560	Freds Inc.	11,205,760

	Paper & Forest Products – 6.7%

399,870	Boise Cascade Company, (2)	8,285,306

89,000	Deltic Timber Corporation	5,353,350

307,664	Glatfelter	6,377,875

400,745	Louisiana-Pacific Corporation, (2)	6,860,754

209,581	Neenah Paper, Inc.	13,341,926
	Total Paper & Forest Products	40,219,211

	Personal Products – 3.5%

1,220,638	Elizabeth Arden, Inc., (2)	9,997,025

369,192	Inter Parfums, Inc.	11,408,033
	Total Personal Products	21,405,058

	Professional Services – 1.5%

334,254	GP Strategies Corporation, (2)	9,158,560

	Real Estate Investment Trust – 6.2%

1,328,975	Brandywine Realty Trust	18,645,519

1,058,630	Ramco-Gershenson Properties Trust	19,087,099
	Total Real Estate Investment Trust	37,732,618

	Real Estate Management & Development – 2.8%

1,292,345	Forestar Real Estate Group Inc., (2)	16,852,179

	Road & Rail – 1.1%

353,038	Marten Transport, Ltd.	6,608,871

	Semiconductors & Semiconductor Equipment – 8.1%

1,206,975	Entegris Inc., (2)	16,439,000

Nuveen Investments	39

Nuveen NWQ Small-Cap Value Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)			Value

	Semiconductors & Semiconductor Equipment (continued)

613,565	Integrated Device Technology, Inc., (2)			$12,541,269

3,507,769	Lattice Semiconductor Corporation, (2)			19,924,128
	Total Semiconductors & Semiconductor Equipment			48,904,397

	Specialty Retail – 1.0%

326,890	Select Comfort Corporation, (2)			6,338,397

	Thrifts & Mortgage Finance – 1.3%

375,725	HomeStreet Inc.			7,818,837
	Total Long-Term Investments (cost $538,133,900)			588,113,648

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.9%

	REPURCHASE AGREEMENTS – 2.9%

$17,288	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $17,288,174, collateralized by $16,160,000 U.S. Treasury Notes, 2.750%, due 11/15/23, value $17,634,600	0.030%	4/01/16	$17,288,160
	Total Short-Term Investments (cost $17,288,160)			17,288,160
	Total Investments (cost $555,422,060) – 100.2%			605,401,808
	Other Assets Less Liabilities – (0.2)%			(1,211,709)
	Net Assets – 100%			$604,190,099

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$581,469,557	$6,644,091	$—	$588,113,648
Short-Term Investments:
Repurchase Agreements	—	17,288,160	—	17,288,160
Total	$581,469,557	$23,932,251	$—	$605,401,808

40	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost and unrealized appreciation (depreciation) of investments was $556,458,482.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$89,469,567
Depreciation	(40,526,241)
Net unrealized appreciation (depreciation) of investments	$48,943,326

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

Nuveen Investments	41

Nuveen Tradewinds Value Opportunities Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.8%

	COMMON STOCKS – 96.8%

	Aerospace & Defense – 1.5%

131,924	Triumph Group Inc.	$4,152,968

	Auto Components – 2.3%

191,571	Goodyear Tire & Rubber Company	6,318,012

	Automobiles – 1.0%

88,654	General Motors Company	2,786,395

	Banks – 7.8%

166,832	CIT Group Inc.	5,176,797

279,370	Citigroup Inc.	11,663,694

224,357	Citizens Financial Group Inc.	4,700,279
	Total Banks	21,540,770

	Biotechnology – 3.2%

97,235	Gilead Sciences, Inc.	8,932,007

	Capital Markets – 1.6%

66,180	Northern Trust Corporation	4,312,951

	Chemicals – 4.1%

92,388	Agrium Inc.	8,156,937

43,637	Arkema	3,270,768
	Total Chemicals	11,427,705

	Communication Equipment – 2.6%

251,119	Cisco Systems, Inc.	7,149,358

	Consumer Finance – 2.0%

300,980	Ally Financial Inc., (2)	5,634,346

	Diversified Financial Services – 1.0%

171,011	Leucadia National Corporation	2,765,248

	Diversified Telecommunication Services – 4.5%

174,201	CenturyLink Inc.	5,567,464

127,969	Verizon Communications Inc.	6,920,564
	Total Diversified Telecommunication Services	12,488,028

	Electric Utilities – 3.9%

38,537	Edison International	2,770,425

223,309	Exelon Corporation	8,007,861
	Total Electric Utilities	10,778,286

42	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services – 1.7%

62,219	Schlumberger Limited	$4,588,651

	Food & Staples Retailing – 1.1%

211,907	WH Group Limited	3,026,032

	Food Products – 6.6%

146,021	Archer-Daniels-Midland Company	5,302,023

132,550	Bunge Limited	7,511,609

25,054	Ingredion Inc.	2,675,517

40,773	Tyson Foods, Inc., Class A	2,717,928
	Total Food Products	18,207,077

	Health Care Providers & Services – 3.1%

75,912	Aetna Inc.	8,528,713

	Health Care Technology – 1.0%

206,688	Allscripts Healthcare Solutions Inc., (2)	2,730,348

	Industrial Conglomerates – 3.6%

312,692	General Electric Company	9,940,479

	Insurance – 7.1%

81,158	Allied World Assurance Holdings	2,835,661

156,282	American International Group, Inc.	8,447,042

26,861	AON PLC	2,805,631

51,396	Axis Capital Holdings Limited	2,850,422

42,350	Endurance Specialty Holdings Limited	2,767,149
	Total Insurance	19,705,905

	Internet Software & Services – 2.0%

7,353	Alphabet Inc., Class C Shares, (2)	5,477,617

	Media – 6.0%

295,621	Interpublic Group of Companies, Inc.	6,784,502

166,405	Publicis Groupe	2,917,080

267,296	Time Inc.	4,127,050

36,775	Time Warner Inc.	2,668,026
	Total Media	16,496,658

	Oil, Gas & Consumable Fuels – 6.8%

105,270	Apache Corporation	5,138,229

176,714	BP PLC	5,333,229

100,029	Exxon Mobil Corporation	8,361,424
	Total Oil, Gas & Consumable Fuels	18,832,882

	Pharmaceuticals – 8.2%

31,424	Bayer AG, (3)	3,686,035

114,589	Mylan NV, (2)	5,311,200

Nuveen Investments	43

Nuveen Tradewinds Value Opportunities Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)			Value

	Pharmaceuticals (continued)

373,174	Pfizer Inc.			$11,060,877

47,157	Teva Pharmaceutical Industries Limited, Sponsored ADR			2,523,371
	Total Pharmaceuticals			22,581,483

	Real Estate Investment Trust – 2.0%

632,746	Lexington Corporate Properties Trust			5,441,616

	Road & Rail – 3.5%

377,143	CSX Corporation			9,711,432

	Software – 5.0%

203,405	Oracle Corporation			8,321,299

296,497	Symantec Corporation			5,449,615
	Total Software			13,770,914

	Specialty Retail – 1.5%

26,812	Advance Auto Parts, Inc.			4,299,036

	Technology Hardware, Storage & Peripherals – 2.1%

54,573	Apple, Inc.			5,947,911
	Total Long-Term Investments (cost $249,215,717)			267,572,828

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.5%

	REPURCHASE AGREEMENTS – 3.5%

$9,557	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $9,557,239, collateralized by: $2,845,000 U.S. Treasury Notes, 2.750%, due 11/15/23, value $3,104,606; $4,280,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $4,488,650; $2,115,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $2,159,944	0.030%	4/01/16	$9,557,231
	Total Short-Term Investments (cost $9,557,231)			9,557,231
	Total Investments (cost $258,772,948) – 100.3%			277,130,059
	Other Assets Less Liabilities – (0.3)%			(704,209)
	Net Assets – 100%			$276,425,850

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

44	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$263,886,793	$3,686,035	$—	$267,572,828
Short-Term Investments:
Repurchase Agreements	—	9,557,231	—	9,557,231
Total	$263,886,793	$13,243,266	$—	$277,130,059

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost and unrealized appreciation (depreciation) of investments was $259,170,861.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$31,785,292
Depreciation	(13,826,094)
Net unrealized appreciation (depreciation) of investments	$17,959,198

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	45

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016